Leases (Details 4) $ in Thousands	Mar. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 2,743
2025	324
2026	2,423
2026	155
2027	1,944
2027	15
2028	1,419
2028
2029	719
2029
Thereafter
Total lease payments	9,248
Total lease payments	494
Less: Imputed interest	1,553
Less: Imputed interest	38
Total	7,695
Total	$ 456